Label	Element	Value
Dreyfus Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000737520_SupplementTextBlock

July 30, 2013

DREYFUS ALLOCATION FUNDS

DREYFUS CONSERVATIVE ALLOCATION FUND

Supplement to Summary Prospectus dated

March 14, 2013

and

Statutory Prospectus dated

 January 1, 2013 As Revised March 14, 2013

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Conservative Allocation Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following supersedes the information contained in the funds' summary prospectus under the section entitled "Principal Investment Strategy — Equity Investments — U.S. Mid-/Small-Cap" and "Fund Summary — Principal Investment Strategy — Equity Investments — U.S. Mid-/Small-Cap" in the statutory prospectus and "Fund Details – Goal and Approach— Equity Investments — U.S. Mid-/Small-Cap" in the statutory prospectus:

For each Fund, Dreyfus Structured MidCap Core Fund replaces Dreyfus MidCap Core Fund.

The following supersedes the information contained in the funds' summary prospectus under the section entitled "Principal Investment Strategy — Fixed-Income Investments — U.S. Fixed-Income" and "Fund Summary — Principal Investment Strategy — Fixed-Income Investments — U.S. Fixed-Income" in the statutory prospectus and "Fund Details – Goal and Approach— Fixed-Income Investments — U.S. Fixed-Income" in the statutory prospectus:

For each Fund, Dreyfus Intermediate Term Income Fund replaces Dreyfus Total Return Advantage Fund.